SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION - Supplemental Consolidating Statements of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (19,030)	$ (4,087)	$ (8,127)	$ (13,662)	$ (36,875)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	359	741	3,490	2,960	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension			28,974	(9,812)	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	5	1,001	4,005	2,572	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			53,230	(22,342)	(49,136)
Tax effect of other comprehensive income gains	(138)	0	(4,892)	0	0
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Other comprehensive loss	226	1,742	84,750	(26,890)	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	(18,804)	(2,345)	76,623	(40,552)	(100,650)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension			3,490	2,960	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension			28,974	(9,812)	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit			4,005	2,572	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			53,230	(22,342)	(49,136)
Tax effect of other comprehensive income gains			(4,892)
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Other comprehensive loss	226	1,742	84,750	(26,890)	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	(18,804)	(2,345)	76,623	(40,552)	(100,650)
Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	1,703	(1,004)	4,215	8,113	5,089
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension			28	23	9
Adjustments to accumulated actuarial losses and transition obligations, pension			180	(52)	(150)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit			0	0	0
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			180	0	0
Tax effect of other comprehensive income gains			0
Unrealized and realized gains and losses on available-for-sale securities			0	0	0
Other comprehensive loss	2	6	388	(29)	(141)
Comprehensive income (loss) attributable to Westmoreland Coal Company	1,705	(998)	4,603	8,084	4,948
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	7,409	10,126	36,310	44,805	15,186
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension			801	720	86
Adjustments to accumulated actuarial losses and transition obligations, pension			13,331	(5,144)	72
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit			577	823	348
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			14,548	(1,367)	(5,934)
Tax effect of other comprehensive income gains			0
Unrealized and realized gains and losses on available-for-sale securities			(55)	(64)	(203)
Other comprehensive loss	86	324	29,202	(5,032)	(5,631)
Comprehensive income (loss) attributable to Westmoreland Coal Company	7,495	10,450	65,512	39,773	9,555
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	116	(1,612)	(1,992)	(7,503)	(4,029)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension			61	46	36
Adjustments to accumulated actuarial losses and transition obligations, pension			475	(22)	(516)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit			275	150	(54)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			2,804	(1,467)	(3,335)
Tax effect of other comprehensive income gains			0
Unrealized and realized gains and losses on available-for-sale securities			0	0	0
Other comprehensive loss	11	82	3,615	(1,293)	(3,869)
Comprehensive income (loss) attributable to Westmoreland Coal Company	127	(1,530)	1,623	(8,796)	(7,898)
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(9,228)	(7,510)	(38,533)	(45,415)	(16,246)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension			(890)	(789)	(131)
Adjustments to accumulated actuarial losses and transition obligations, pension			(13,986)	5,218	594
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit			(852)	(973)	(294)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			(17,532)	2,834	9,269
Tax effect of other comprehensive income gains			0
Unrealized and realized gains and losses on available-for-sale securities			55	64	203
Other comprehensive loss	(99)	(412)	(33,205)	6,354	9,641
Comprehensive income (loss) attributable to Westmoreland Coal Company	(9,327)	(7,922)	(71,738)	(39,061)	(6,605)
Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	359	741	3,490	2,960	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension			28,974	(9,812)	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	5	1,001	4,005	2,572	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			53,230	(22,342)	(49,136)
Tax effect of other comprehensive income gains	(138)		(4,892)
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Other comprehensive loss	226	1,742	84,750	(26,890)	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	(18,804)	(2,345)	76,623	(40,552)	(100,650)
Scenario, Previously Reported [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	359	741	3,490	2,960	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension			28,974	(9,812)	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	5	1,001	4,005	2,572	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			53,230	(22,342)	(49,136)
Tax effect of other comprehensive income gains	(138)		(4,892)
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Other comprehensive loss	226	1,742	84,750	(26,890)	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	(18,804)	(2,345)	76,623	(40,552)	(100,650)
Scenario, Previously Reported [Member] | Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	1,703	(1,004)	4,215	8,113	5,089
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	2	6	28	23	9
Adjustments to accumulated actuarial losses and transition obligations, pension			180	(52)	(150)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	0	0	0	0	0
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			0	0	0
Tax effect of other comprehensive income gains	0		0
Unrealized and realized gains and losses on available-for-sale securities			0	0	0
Other comprehensive loss	2	6	208	(29)	(141)
Comprehensive income (loss) attributable to Westmoreland Coal Company	1,705	(998)	4,423	8,084	4,948
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	5,803	6,876	16,079	37,771	3,463
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	0	0	0	0	0
Adjustments to accumulated actuarial losses and transition obligations, pension			10,554	(3,034)	0
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	(119)	0	0	0	0
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			11,941	(1,969)	0
Tax effect of other comprehensive income gains	0		0
Unrealized and realized gains and losses on available-for-sale securities			(17)	1	(103)
Other comprehensive loss	(119)	0	22,478	(5,002)	(103)
Comprehensive income (loss) attributable to Westmoreland Coal Company	5,684	6,876	38,557	32,769	3,360
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	726	1,141	13,072	(4,541)	5,073
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	128	193	863	766	702
Adjustments to accumulated actuarial losses and transition obligations, pension			3,252	(2,132)	(444)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	88	213	852	973	295
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			5,411	(865)	(9,269)
Tax effect of other comprehensive income gains	0		0
Unrealized and realized gains and losses on available-for-sale securities			(38)	(65)	(100)
Other comprehensive loss	216	406	10,340	(1,323)	(8,816)
Comprehensive income (loss) attributable to Westmoreland Coal Company	942	1,547	23,412	(5,864)	(3,743)
Scenario, Previously Reported [Member] | Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(8,232)	(7,013)	(33,366)	(41,343)	(13,625)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	(130)	(199)	(891)	(789)	(711)
Adjustments to accumulated actuarial losses and transition obligations, pension			(13,986)	5,218	594
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	31	(213)	(852)	(973)	(295)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			(17,352)	2,834	9,269
Tax effect of other comprehensive income gains	0		0
Unrealized and realized gains and losses on available-for-sale securities			55	64	203
Other comprehensive loss	(99)	(412)	(33,026)	6,354	9,060
Comprehensive income (loss) attributable to Westmoreland Coal Company	$ (8,331)	$ (7,425)	$ (66,392)	$ (34,989)	$ (4,565)